UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               JAMES G. WHEZTEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2013


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
AUGUST 31, 2013

                                                                      (Form N-Q)

97457-1013                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
August 31, 2013 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (18.7%)

             COMMON STOCKS (13.6%)

             CONSUMER DISCRETIONARY (1.3%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.2%)
     3,890   TRW Automotive Holdings Corp.*                           $      269
                                                                      ----------
             CABLE & SATELLITE (0.1%)
     3,450   Comcast Corp. "A"                                               145
                                                                      ----------
             DEPARTMENT STORES (0.1%)
     2,700   Kohl's Corp.                                                    138
                                                                      ----------
             HOME IMPROVEMENT RETAIL (0.1%)
     2,650   Lowe's Companies, Inc.                                          121
                                                                      ----------
             HOMEFURNISHING RETAIL (0.1%)
     1,180   Bed Bath & Beyond, Inc.*                                         87
                                                                      ----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
    11,300   Royal Caribbean Cruises Ltd.                                    415
                                                                      ----------
             MOVIES & ENTERTAINMENT (0.2%)
     3,200   Walt Disney Co.                                                 195
                                                                      ----------
             SPECIALIZED CONSUMER SERVICES (0.1%)
     2,700   H&R Block, Inc.                                                  75
                                                                      ----------
             Total Consumer Discretionary                                  1,445
                                                                      ----------
             CONSUMER STAPLES (1.1%)
             -----------------------
             DRUG RETAIL (0.3%)
     4,650   CVS Caremark Corp.                                              270
     2,200   Walgreen Co.                                                    106
                                                                      ----------
                                                                             376
                                                                      ----------
             FOOD DISTRIBUTORS (0.1%)
     4,000   Sysco Corp.                                                     128
                                                                      ----------
             HOUSEHOLD PRODUCTS (0.2%)
     2,100   Procter & Gamble Co.                                            163
                                                                      ----------
             HYPERMARKETS & SUPER CENTERS (0.2%)
     3,010   Wal-Mart Stores, Inc.                                           220
                                                                      ----------
             SOFT DRINKS (0.1%)
     1,140   PepsiCo, Inc.                                                    91
                                                                      ----------
             TOBACCO (0.2%)
     3,110   Philip Morris International, Inc.                               259
                                                                      ----------
             Total Consumer Staples                                        1,237
                                                                      ----------

================================================================================

1  | USAA Cornerstone Moderately Conservative Fund
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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ENERGY (1.3%)
             -------------
             INTEGRATED OIL & GAS (0.6%)
     1,250   Chevron Corp.                                            $      150
     5,610   Occidental Petroleum Corp.                                      495
                                                                      ----------
                                                                             645
                                                                      ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
     5,750   Halliburton Co.                                                 276
                                                                      ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     2,500   ConocoPhillips                                                  166
     9,500   Marathon Oil Corp.                                              327
                                                                      ----------
                                                                             493
                                                                      ----------
             OIL & GAS REFINING & MARKETING (0.1%)
     2,300   Valero Energy Corp.                                              82
                                                                      ----------
             Total Energy                                                  1,496
                                                                      ----------
             FINANCIALS (2.1%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
     1,500   State Street Corp.                                              100
                                                                      ----------
             CONSUMER FINANCE (0.3%)
     4,420   Capital One Financial Corp.                                     285
                                                                      ----------
             DIVERSIFIED BANKS (0.2%)
     6,250   Wells Fargo & Co.                                               257
                                                                      ----------
             LIFE & HEALTH INSURANCE (0.1%)
     2,200   MetLife, Inc.                                                   102
                                                                      ----------
             MULTI-LINE INSURANCE (0.2%)
     4,500   American International Group, Inc.*                             209
                                                                      ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
     8,310   Citigroup, Inc.                                                 401
     2,230   JPMorgan Chase & Co.                                            113
                                                                      ----------
                                                                             514
                                                                      ----------
             REGIONAL BANKS (0.6%)
     5,250   BB&T Corp.                                                      178
     5,150   CIT Group, Inc.*                                                247
     3,100   PNC Financial Services Group, Inc.                              224
                                                                      ----------
                                                                             649
                                                                      ----------
             SPECIALIZED FINANCE (0.1%)
       960   IntercontinentalExchange, Inc.*                                 173
                                                                      ----------
             Total Financials                                              2,289
                                                                      ----------
             HEALTH CARE (3.0%)
             ------------------
             BIOTECHNOLOGY (0.8%)
    15,300   Gilead Sciences, Inc.*                                          922
                                                                      ----------
             HEALTH CARE DISTRIBUTORS (0.4%)
     7,590   Cardinal Health, Inc.                                           382
                                                                      ----------
             HEALTH CARE EQUIPMENT (0.1%)
     1,030   Varian Medical Systems, Inc.*                                    73
                                                                      ----------
             HEALTH CARE SERVICES (0.1%)
     2,170   Express Scripts Holdings Co.*                                   139
                                                                      ----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
     2,380   Thermo Fisher Scientific, Inc.                                  211
                                                                      ----------

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                                                   Portfolio of Investments |  2

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
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MANAGED HEALTH CARE (0.1%)
     1,560   UnitedHealth Group, Inc.                                 $      112
                                                                      ----------
             PHARMACEUTICALS (1.3%)
     9,000   AbbVie, Inc.                                                    383
     2,100   Allergan, Inc.                                                  186
     5,200   Johnson & Johnson                                               449
    15,700   Pfizer, Inc.                                                    443
                                                                      ----------
                                                                           1,461
                                                                      ----------
             Total Health Care                                             3,300
                                                                      ----------
             INDUSTRIALS (1.1%)
             ------------------
             AEROSPACE & DEFENSE (0.8%)
     2,400   Boeing Co.                                                      250
     4,400   Raytheon Co.                                                    332
     9,800   Spirit AeroSystems Holdings, Inc. "A"*                          221
     1,370   United Technologies Corp.                                       137
                                                                      ----------
                                                                             940
                                                                      ----------
             AIR FREIGHT & LOGISTICS (0.2%)
     2,870   United Parcel Service, Inc. "B"                                 245
                                                                      ----------
             INDUSTRIAL CONGLOMERATES (0.1%)
     3,800   General Electric Co.                                             88
                                                                      ----------
             Total Industrials                                             1,273
                                                                      ----------
             INFORMATION TECHNOLOGY (3.3%)
             -----------------------------
             APPLICATION SOFTWARE (0.2%)
     4,700   Adobe Systems, Inc.*                                            215
                                                                      ----------
             COMMUNICATIONS EQUIPMENT (0.6%)
    16,763   Cisco Systems, Inc.                                             391
     3,760   QUALCOMM, Inc.                                                  249
                                                                      ----------
                                                                             640
                                                                      ----------
             COMPUTER HARDWARE (0.7%)
       960   Apple, Inc.                                                     468
    16,700   Hewlett-Packard Co.                                             373
                                                                      ----------
                                                                             841
                                                                      ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     1,650   Visa, Inc. "A"                                                  288
                                                                      ----------
             INTERNET SOFTWARE & SERVICES (0.5%)
       450   Google, Inc. "A"*                                               381
     5,800   Yahoo! Inc.*                                                    157
                                                                      ----------
                                                                             538
                                                                      ----------
             SEMICONDUCTORS (0.4%)
     3,200   Broadcom Corp. "A"                                               81
    10,700   Intel Corp.                                                     235
     2,500   Texas Instruments, Inc.                                          95
                                                                      ----------
                                                                             411
                                                                      ----------
             SYSTEMS SOFTWARE (0.6%)
    16,400   Microsoft Corp.                                                 548
     4,800   Oracle Corp.                                                    153
                                                                      ----------
                                                                             701
                                                                      ----------
             Total Information Technology                                  3,634
                                                                      ----------

================================================================================

3  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MATERIALS (0.2%)
             ----------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     1,200   Monsanto Co.                                             $      118
                                                                      ----------
             PAPER PACKAGING (0.1%)
     3,250   Bemis Co., Inc.                                                 129
                                                                      ----------
             Total Materials                                                 247
                                                                      ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     5,600   CenturyLink, Inc.                                               185
                                                                      ----------
             Total Common Stocks (cost: $14,065)                          15,106
                                                                      ----------
             PREFERRED STOCKS (1.5%)

             CONSUMER STAPLES (0.5%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.5%)
     5,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(a)                           537
                                                                      ----------
             ENERGY (0.6%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
       600   Chesapeake Energy Corp., 5.75%, perpetual(a)                    677
                                                                      ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.0%)
        50   Kinder Morgan G.P. Inc., 4.16%, cumulative redeemable(a)         46
                                                                      ----------
             Total Energy                                                    723
                                                                      ----------
             FINANCIALS (0.4%)
             -----------------
             REGIONAL BANKS (0.4%)
       400   M&T Bank Corp., 5.00%, perpetual, 6.38%, 11/15/2013(f)          409
                                                                      ----------
             Total Preferred Stocks (cost: $1,572)                         1,669
                                                                      ----------
             EXCHANGE-TRADED FUNDS (3.6%)
     4,000   EGShares Emerging Markets Consumer ETF                           98
    14,433   iShares Core S&P Mid-Cap ETF                                  1,705
     9,660   iShares Core S&P Small-Cap ETF                                  911
    12,662   iShares Russell 2000 ETF                                      1,271
                                                                      ----------
             Total Exchange-Traded Funds (cost: $3,374)                    3,985
                                                                      ----------
             Total U.S. Equity Securities (cost: $19,011)                 20,760
                                                                      ----------
             INTERNATIONAL EQUITY SECURITIES (17.0%)

             COMMON STOCKS (2.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.1%)
     1,600   Magna International, Inc.                                       124
                                                                      ----------
             CONSUMER STAPLES (0.1%)
             -----------------------
             BREWERS (0.0%)
       650   Anheuser-Busch InBev N.V. ADR                                    61
                                                                      ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             PACKAGED FOODS & MEAT (0.1%)
     2,100   Unilever N.V.                                            $       79
                                                                      ----------
             Total Consumer Staples                                          140
                                                                      ----------
             ENERGY (0.2%)
             -------------
             OIL & GAS DRILLING (0.2%)
     4,130   Transocean Ltd.                                                 186
                                                                      ----------
             FINANCIALS (0.1%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
     2,600   HSBC Holdings plc ADR                                           136
                                                                      ----------
             INDUSTRIALS (0.7%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
     6,550   Eaton Corp. plc                                                 415
                                                                      ----------
             RAILROADS (0.3%)
     3,440   Canadian Pacific Railway Ltd.                                   406
                                                                      ----------
             Total Industrials                                               821
                                                                      ----------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             SEMICONDUCTORS (0.3%)
     9,100   NXP Semiconductors N.V.*                                        338
                                                                      ----------
             MATERIALS (0.2%)
             ----------------
             DIVERSIFIED METALS & MINING (0.2%)
     4,200   Rio Tinto plc ADR                                               189
                                                                      ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.4%)
     3,600   Rogers Communications, Inc. "B"                                 143
     8,100   Vodafone Group plc ADR                                          262
                                                                      ----------
                                                                             405
                                                                      ----------
             Total Telecommunication Services                                405
                                                                      ----------
             Total Common Stocks (cost: $2,273)                            2,339
                                                                      ----------
             EXCHANGE-TRADED FUNDS (14.9%)
    45,975   iShares Core MSCI Emerging Markets ETF                        2,088
    99,047   iShares MSCI EAFE ETF                                         5,861
    52,333   iShares MSCI Germany ETF                                      1,342
    92,458   iShares MSCI Hong Kong ETF                                    1,739
    13,085   iShares MSCI Indonesia ETF                                      301
    12,517   iShares MSCI Malaysia ETF                                       181
     4,027   iShares MSCI Philippines ETF                                    125
    43,053   iShares MSCI Singapore ETF                                      534
    17,693   iShares MSCI Taiwan ETF                                         238
     4,380   iShares MSCI Turkey ETF                                         212
   136,478   iShares MSCI United Kingdom ETF                               2,545
     2,186   SPDR S&P Emerging Markets SmallCap ETF                           94
    18,316   Vanguard FTSE Emerging Markets ETF                              691
     4,921   WisdomTree Emerging Markets Equity Income Fund                  238
     5,259   WisdomTree Emerging Markets SmallCap Dividend Fund              229

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5  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                           MARKET
NUMBER                                                                                      VALUE
OF SHARES    SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
     9,062   WisdomTree India Earnings Fund                                            $      126
                                                                                       ----------
             Total Exchange-Traded Funds (cost: $16,282)                                   16,544
                                                                                       ----------
             Total International Equity Securities (cost: $18,555)                         18,883
                                                                                       ----------
             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.7%)

             EXCHANGE-TRADED FUNDS (1.7%)
    33,300   Market Vectors Gold Miners ETF                                                   937
     7,000   SPDR Gold Trust*                                                                 942
                                                                                       ----------
             Total Exchange-Traded Funds                                                    1,879
                                                                                       ----------
             Total Precious Metals and Commodity - Related Securities (cost: $2,348)        1,879
                                                                                       ----------
             GLOBAL REAL ESTATE EQUITY SECURITIES (0.4%)

             PREFERRED STOCKS (0.4%)

             REITs - OFFICE (0.4%)
    11,000   CommonWealth REIT, 6.50%, perpetual                                              226
    12,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual             278
                                                                                       ----------
             Total REITs - Office                                                             504
                                                                                       ----------
             Total Global Real Estate Equity Securities (cost: $573)                          504
                                                                                       ----------

PRINCIPAL
AMOUNT                                                  COUPON
(000)                                                     RATE         MATURITY
-------------------------------------------------------------------------------------------------
             BONDS (53.4%)

             CORPORATE OBLIGATIONS (25.5%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             PUBLISHING (0.1%)
$      100   McGraw-Hill Global Education
               Holdings, LLC (a)                          9.75%       4/01/2021        $      106
                                                                                       ----------
             TEXTILES (0.1%)
       100   SIWF Merger Sub, Inc. (a)                    6.25        6/01/2021                99
                                                                                       ----------
             Total Consumer Discretionary                                                     205
                                                                                       ----------
             ENERGY (4.4%)
             -------------
             COAL & CONSUMABLE FUELS (0.0%)
        50   Arch Coal, Inc. (a)                          9.88        6/15/2019                44
                                                                                       ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.7%)
       100   Alta Mesa Holdings, LP                       9.63       10/15/2018               105
        50   Halcon Resources Corp.                       8.88        5/15/2021                50
       100   Halcon Resources Corp. (a)                   9.25        2/15/2022               100
       100   Midstates Petroleum Co., Inc. (a)            9.25        6/01/2021                96
       100   NFR Energy, LLC (b)                          8.75       12/31/2018               101
       100   Penn Virginia Corp.                          8.50        5/01/2020               101

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                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                 COUPON                               VALUE
(000)        SECURITY                                    RATE          MATURITY             (000)
-------------------------------------------------------------------------------------------------
$      100   Quicksilver Resources, Inc. (b)              7.00%       6/21/2019        $       96
        50   Rex Energy Corp. (a)                         8.88       12/01/2020                52
        50   Samson Investment Co. (b)                    6.00        9/25/2018                50
                                                                                       ----------
                                                                                              751
                                                                                       ----------
             OIL & GAS REFINING & MARKETING (0.1%)
        50   Northern Tier Energy, LLC (a)                7.13       11/15/2020                50
                                                                                       ----------
             OIL & GAS STORAGE & TRANSPORTATION (3.6%)
     1,000   DCP Midstream, LLC (a)                       5.85        5/21/2043               932
       500   Enbridge Energy Partners, LP                 8.05       10/01/2037               560
       950   Energy Transfer Partners, LP (a)             3.29       11/01/2066               860
     1,000   Enterprise Products Operating, LLC           7.00        6/01/2067             1,066
       100   Martin Midstream Partners, LP (a)            7.25        2/15/2021               100
        21   NuStar Logistics, LP                         7.63        1/15/2043               530
                                                                                       ----------
                                                                                            4,048
                                                                                       ----------
             Total Energy                                                                   4,893
                                                                                       ----------
             FINANCIALS (15.6%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
     1,000   State Street Capital Trust IV                1.27 (c)    6/15/2037               820
        48   Walter Investment Management Corp. (b)       5.75       11/28/2017                49
                                                                                       ----------
             Total Asset Management & Custody Banks                                           869
                                                                                       ----------
             CONSUMER FINANCE (0.9%)
       900   American Express Co.                         6.80        9/01/2066               965
                                                                                       ----------
             LIFE & HEALTH INSURANCE (4.9%)
        27   Delphi Financial Group, Inc.                 7.38        5/15/2037               686
     1,000   Lincoln National Corp.                       7.00        5/17/2066             1,020
       800   MetLife, Inc.                                6.40       12/15/2036               809
       800   Principal Financial Global Fund, LLC         0.79 (c)    1/10/2031               702
     1,000   Prudential Financial, Inc.                   5.63        6/15/2043               940
     1,250   StanCorp Financial Group, Inc.               6.90        6/01/2067             1,253
                                                                                       ----------
                                                                                            5,410
                                                                                       ----------
             MULTI-LINE INSURANCE (2.6%)
       750   Genworth Holdings, Inc.                      6.15       11/15/2066               655
     1,100   Glen Meadow Pass-Through Trust (a)           6.51        2/12/2067             1,045
       500   Nationwide Mutual Insurance Co. (a)          5.81       12/15/2024               503
       600   ZFS Finance USA Trust V (a)                  6.50        5/09/2037               639
                                                                                       ----------
                                                                                            2,842
                                                                                       ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
     1,000   GE Capital Trust I                           6.38       11/15/2067             1,055
       150   General Electric Capital Corp.               6.38       11/15/2067               159
        75   ILFC E-Capital Trust I (a)                   4.96 (c)   12/21/2065                64
     1,000   JPMorgan Chase Capital XXI                   1.22 (c)    2/02/2037               760
                                                                                       ----------
                                                                                            2,038
                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (3.2%)
     1,000   Allstate Corp.                               5.75        8/15/2053               987
     1,000   AmTrust Financial Services, Inc. (a)         6.13        8/15/2023             1,010
       750   HSB Group, Inc.                              1.18 (c)    7/15/2027               600
       600   Ironshore Holdings, Inc. (a)                 8.50        5/15/2020               690
       300   Progressive Corp.                            6.70        6/15/2037               324
                                                                                       ----------
                                                                                            3,611
                                                                                       ----------
             REGIONAL BANKS (1.4%)
        30   Citizens Funding Trust I                     7.50        9/15/2066               766
       100   First Maryland Capital Trust I               1.27 (c)    1/15/2027                85
       500   Fulton Capital Trust I                       6.29        2/01/2036               502

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7  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                 COUPON                               VALUE
(000)        SECURITY                                    RATE          MATURITY             (000)
-------------------------------------------------------------------------------------------------
$      200   Regions Financial Corp.                      7.75%      11/10/2014        $      215
                                                                                       ----------
                                                                                            1,568
                                                                                       ----------
             Total Financials                                                              17,303
                                                                                       ----------
             HEALTH CARE (0.1%)
             ------------------
             HEALTH CARE FACILITIES (0.1%)
       100   IASIS Healthcare, LLC                        8.38        5/15/2019               105
                                                                                       ----------
             INDUSTRIALS (0.5%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
       248   Textron Financial Corp. (a)                  6.00        2/15/2067               221
                                                                                       ----------
             AIRLINES (0.3%)
       300   Continental Airlines, Inc. "B"
               Pass-Through Trust                         6.25        4/11/2020               308
        52   United Air Lines, Inc.
               Pass-Through Trust (a)                    12.00        7/15/2017                59
                                                                                       ----------
                                                                                              367
                                                                                       ----------
             Total Industrials                                                                588
                                                                                       ----------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
       100   First Data Corp. (a)                         6.75       11/01/2020               103
                                                                                       ----------
             MATERIALS (0.1%)
             ----------------
             STEEL (0.1%)
       100   Atkore International, Inc. (a)               9.88        1/01/2018               109
                                                                                       ----------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
        20   Qwest Corp.                                  7.50        9/15/2051               511
                                                                                       ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
        50   MetroPCS Wireless, Inc. (a)                  6.25        4/01/2021                50
                                                                                       ----------
             Total Telecommunication Services                                                 561
                                                                                       ----------
             UTILITIES (4.1%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
       500   NextEra Energy Capital Holdings, Inc.        6.35       10/01/2066               510
       200   NextEra Energy Capital Holdings, Inc.        6.65        6/15/2067               211
       300   NextEra Energy Capital Holdings, Inc.        7.30        9/01/2067               330
       450   PPL Capital Funding, Inc.                    6.70        3/30/2067               466
       125   Texas Competitive Electric
               Holdings Co., LLC (b)                      4.71       10/10/2017                85
                                                                                       ----------
                                                                                            1,602
                                                                                       ----------
             MULTI-UTILITIES (2.7%)
       390   Dominion Resources, Inc.                     7.50        6/30/2066               421
       600   Dominion Resources, Inc.                     2.58 (c)    9/30/2066               563
       900   Integrys Energy Group, Inc.                  6.11       12/01/2066               923
     1,000   Puget Sound Energy, Inc.                     6.97        6/01/2067             1,057
                                                                                       ----------
                                                                                            2,964
                                                                                       ----------
             Total Utilities                                                                4,566
                                                                                       ----------
             Total Corporate Obligations (cost: $28,119)                                   28,433
                                                                                       ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                 COUPON                               VALUE
(000)        SECURITY                                    RATE          MATURITY             (000)
-------------------------------------------------------------------------------------------------
             EURODOLLAR AND YANKEE OBLIGATIONS (8.3%)

             CONSUMER STAPLES (0.3%)
             -----------------------
             PACKAGED FOODS & MEAT (0.3%)
$      100   Fage USA Dairy Industry, Inc. (a)            9.88%       2/01/2020        $      109
       200   JBS S.A.                                    10.50        8/04/2016               218
                                                                                       ----------
             Total Packaged Foods & Meat                                                      327
                                                                                       ----------
             Total Consumer Staples                                                           327
                                                                                       ----------
             ENERGY (0.8%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.8%)
       900   TransCanada Pipelines Ltd.                   6.35        5/15/2067               937
                                                                                       ----------
             FINANCIALS (5.7%)
             -----------------
             DIVERSIFIED BANKS (2.3%)
       400   Barclays Bank plc                            0.65 (c)            -(d)            234
       400   Barclays Bank plc                            0.69 (c)            -(d)            230
        50   Barclays Bank plc (a)                        7.70                -(d)             54
       400   Compass Bank                                 6.40       10/01/2017               429
       200   HSBC Bank plc                                0.54 (c)            -(d)            121
     1,400   HSBC Bank plc                                0.63 (c)            -(d)            852
       100   Lloyds TSB Bank plc                          0.49 (c)            -(d)             57
       500   Royal Bank of Scotland plc                   9.50        3/16/2022               568
                                                                                       ----------
                                                                                            2,545
                                                                                       ----------
             LIFE & HEALTH INSURANCE (0.9%)
     1,000   Great-West Life & Annuity
               Insurance Capital, LP (a)                  7.15        5/16/2046             1,033
                                                                                       ----------
             PROPERTY & CASUALTY INSURANCE (1.8%)
     1,350   Oil Insurance Ltd. (a)                       3.26 (c)            -(d)          1,237
       750   QBE Capital Funding III Ltd. (a)             7.25        5/24/2041               792
                                                                                       ----------
                                                                                            2,029
                                                                                       ----------
             REINSURANCE (0.7%)
       200   Platinum Underwriters Finance, Inc.          7.50        6/01/2017               221
       500   Swiss Re Capital I, LP (a)                   6.85                -(d)            525
                                                                                       ----------
                                                                                              746
                                                                                       ----------
             Total Financials                                                               6,353
                                                                                       ----------
             INDUSTRIALS (0.6%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.5%)
       500   Hutchison Whampoa International Ltd. (a)     6.00                -(d)            529
                                                                                       ----------
             MARINE (0.1%)
       100   Navios Maritime Holdings, Inc.               8.88       11/01/2017               104
                                                                                       ----------
             Total Industrials (cost: $614)                                                   633
                                                                                       ----------
             MATERIALS (0.2%)
             ----------------
             CONSTRUCTION MATERIALS (0.0%)
        50   Cemex Espana Luxembourg (a)                  9.88 (c)    4/30/2019                54
                                                                                       ----------
             DIVERSIFIED METALS & MINING (0.1%)
       100   Vedanta Resources plc (a)                    6.00        1/31/2019                91
                                                                                       ----------
             GOLD (0.1%)
       100   St. Barbara Ltd. (a)                         8.88        4/15/2018                88
                                                                                       ----------
             Total Materials                                                                  233
                                                                                       ----------

================================================================================

9  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                 COUPON                               VALUE
(000)        SECURITY                                    RATE          MATURITY             (000)
-------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
$       50   Altice Financing S.A. (a)                    7.88%      12/15/2019        $       53
                                                                                       ----------
             UTILITIES (0.6%)
             ----------------
             ELECTRIC UTILITIES (0.6%)
   700,000   Electricite De France S.A.(a)                                                    658
                                                                                       ----------
             Total Eurodollar and Yankee Obligations
               (cost: $8,858)                                                               9,194
                                                                                       ----------
             COMMERCIAL MORTGAGE SECURITIES (8.7%)

             FINANCIALS (8.7%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED
               SECURITIES (8.7%)
       400   Banc of America Commercial Mortgage, Inc.    6.05        7/10/2044               414
       800   Banc of America Commercial Mortgage, Inc.    6.44        2/10/2051               816
       299   Banc of America Merrill Lynch Commercial
               Mortgage, Inc.                             4.77        7/10/2043               294
       361   Banc of America Merrill Lynch Commercial
               Mortgage, Inc. (a)                         6.14        9/10/2047               380
        50   Bear Stearns Commercial Mortgage
               Securities, Inc.                           5.64       12/11/2040                45
       400   Bear Stearns Commercial Mortgage
               Securities, Inc.                           4.75        6/11/2041               416
       100   Bear Stearns Commercial Mortgage
               Securities, Inc. (a)                       5.66        9/11/2041                93
        50   Bear Stearns Commercial Mortgage
               Securities, Inc.                           5.60       10/12/2041                48
       450   Citigroup Commercial Mortgage Trust          5.94        3/15/2049               462
        50   Citigroup Commercial Mortgage Trust          5.48       10/15/2049                48
       850   Credit Suisse Commercial Mortgage
               Pass-Through Trust                         0.39 (c)    2/15/2040               618
       750   GE Capital Commercial Mortgage Corp.         5.46        3/10/2044               751
        50   GE Capital Commercial Mortgage Corp.         5.61       12/10/2049                49
       400   GMAC Commercial Mortgage Securities, Inc.    4.97       12/10/2041               375
     1,075   GS Mortgage Securities Corp. II              5.82        4/10/2038             1,075
        50   GS Mortgage Securities Corp. II              5.83        8/10/2038                49
     1,000   GS Mortgage Securities Corp. II              4.78        7/10/2039             1,010
       300   J.P. Morgan Chase Commercial Mortgage
               Securities Trust                           5.37        5/15/2047               318
       300   LB-UBS Commercial Mortgage Trust             5.38       11/15/2038               319
        50   LB-UBS Commercial Mortgage Trust             5.28        2/15/2041                49
       400   Merrill Lynch Mortgage Trust                 5.14        7/12/2038               416
       450   Morgan Stanley Capital I, Inc.               5.82        6/11/2042               473
        50   Morgan Stanley Capital I, Inc.               5.68        3/12/2044                50
     1,000   Wachovia Bank Commercial Mortgage Trust      5.92        5/15/2043             1,021
       100   Wachovia Bank Commercial Mortgage Trust (a)  4.99        5/15/2044                93
                                                                                       ----------
                                                                                            9,682
                                                                                       ----------
             Total Financials                                                               9,682
                                                                                       ----------
             Total Commercial Mortgage Securities
               (cost: $9,505)                                                               9,682
                                                                                       ----------
             U.S. TREASURY SECURITIES (10.8%)

             BONDS (6.4%)
       875   2.75%, 8/15/2042                                                                 727
     1,450   2.75%, 11/15/2042                                                              1,204
     1,475   2.88%, 5/15/2043                                                               1,256
     2,011   3.00%, 5/15/2042                                                               1,767

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                  MARKET
AMOUNT                                                                                      VALUE
(000)        SECURITY                                                                       (000)
-------------------------------------------------------------------------------------------------
$    2,460   3.13%, 2/15/2043                                                          $    2,210
                                                                                       ----------
             Total Bonds (cost: $8,185)                                                     7,164
                                                                                       ----------
             NOTES (4.4%)
       965   1.63%, 8/15/2022                                                                 886
     1,315   1.63%, 11/15/2022                                                              1,201
     1,906   1.75%, 5/15/2022                                                               1,780
       500   1.75%, 5/15/2023                                                                 457
       618   2.00%, 2/15/2023                                                                 581
                                                                                       ----------
             Total Notes (cost: $5,263)                                                     4,905
                                                                                       ----------
             Total U.S. Treasury Securities (cost: $13,448)                                12,069
                                                                                       ----------
             Total Bonds (cost: $59,930)                                                   59,378
                                                                                       ----------

NUMBER OF
SHARES
-------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (7.6%)

             MONEY MARKET FUNDS (7.6%)
 8,447,666   State Street Institutional Liquid Reserve Fund, 0.07% (e)(cost: $8,448)        8,448
                                                                                       ----------

             TOTAL INVESTMENTS (COST: $108,865)                                        $  109,852
                                                                                       ==========

NUMBER
OF
CONTRACTS
-------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.3%)
       568   Put - iShares MSCI EAFE ETF expiring October 19, 2013 at 59                       83
       435   Put - iShares MSCI Emerging Markets ETF expiring
               September 21, 2013 at 36                                                        14
        85   Put - S&P 500 Index expiring October 19, 2013 at 1600                            227
                                                                                       ----------

             TOTAL PURCHASED OPTIONS (COST: $228)                                      $      324
                                                                                       ==========
             WRITTEN OPTIONS (0.1%)
      (568)  Put - iShares MSCI EAFE ETF expiring October 19, 2013 at 56                      (37)
       (21)  Put - S&P 500 Index expiring October 19, 2013 at 1540                            (28)
                                                                                       ----------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $45)                            $      (65)
                                                                                       ==========

================================================================================

11  | USAA Cornerstone Moderately Conservative Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                        (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                       QUOTED PRICES         OTHER            SIGNIFICANT
                                         IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                          MARKETS         OBSERVABLE            INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                    ASSETS                                                      TOTAL
-----------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                       $       15,106      $        --         $        --       $    15,106
  Preferred Stocks                                --            1,669                  --             1,669
  Exchange-Traded Funds                        3,985               --                  --             3,985
International Equity Securities:
  Common Stocks                                2,339               --                  --             2,339
  Exchange-Traded Funds                       16,544               --                  --            16,544
Precious Metals And Commodity-Related
  Securities:
  Exchange-Traded Funds                        1,879               --                  --             1,879
Global Real Estate Equity Securities:
  Preferred Stocks                               226              278                  --               504
Bonds:
  Corporate Obligations                           --           28,433                  --            28,433
  Eurodollar And Yankee Obligations               --            9,194                  --             9,194
  Commercial Mortgage Securities                  --            9,682                  --             9,682
  U.S. Treasury Securities                    12,069               --                  --            12,069
Money Market Instruments:
  Money Market Funds                           8,448               --                  --             8,448
Purchased Options                                324               --                  --               324
-----------------------------------------------------------------------------------------------------------
Total                                 $       60,920      $    49,256         $        --       $   110,176
-----------------------------------------------------------------------------------------------------------

                                        (LEVEL 1)          (LEVEL 2)           (LEVEL 3)
                                       QUOTED PRICES         OTHER            SIGNIFICANT
                                         IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                          MARKETS         OBSERVABLE            INPUTS
                                       FOR IDENTICAL        INPUTS
LIABILITIES                             LIABILITIES                                                   TOTAL
-----------------------------------------------------------------------------------------------------------
Written Options                        $         (65)     $        --        $         --      $        (65)
-----------------------------------------------------------------------------------------------------------
Total                                  $         (65)     $        --        $         --      $        (65)
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through August 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

August 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

13  | USAA Cornerstone Moderately Conservative Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A1, and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

15  | USAA Cornerstone Moderately Conservative Fund

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of August 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2013, were $4,217,000 and $3,133,000, respectively, resulting in net unrealized appreciation of $1,084,000.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $111,187,000 at August 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 26.7% of net assets as August 31, 2013.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT      Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

17  | USAA Cornerstone Moderately Conservative Fund

================================================================================

(b) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at August 31, 2013.

(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(e) Rate represents the money market fund annualized seven-day yield at August 31, 2013.

(f) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  18





ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2013

By:*     /S/ JAMES G. WHETZEL
         --------------------------------------------------------------
         Signature and Title:  James G. Whetzel, Secretary

Date:    10/25/13
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    10/29/13
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    10/28/13
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.